CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Change of inventory write-down	¥ (681,173)	¥ 130,660	¥ 35,346
Shipping and handling expenses	5,837,096	5,062,808	5,239,085
Tax on share of loss of equity method investees	0
Tax on Foreign currency translation	¥ 0	¥ 0	¥ 0